Non-Covered Loans and Allowance for Non-Covered Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Non-Covered Loans and Allowance for Non-Covered Loan Losses

5. Non-Covered Loans and Allowance for Non-Covered Loan Losses

Non-covered loans refer to loans not covered by the FDIC loss-share agreements. Covered loans are discussed in Note 6 to the consolidated financial statements. Non-covered loans summarized by portfolio segment are as follows (in thousands).

	March 31,	December 31,
	2014	2013
Commercial and industrial	$1,670,087	$1,637,266
Real estate	1,535,361	1,457,253
Construction and land development	387,382	364,551
Consumer	54,116	55,576
	3,646,946	3,514,646
Allowance for non-covered loan losses	(34,645)	(33,241)
Total non-covered loans, net of allowance	$3,612,301	$3,481,405

The Bank has lending policies in place with the goal of establishing an asset portfolio that will provide a return on stockholders’ equity sufficient to maintain capital to assets ratios that meet or exceed established regulations. Loans are underwritten with careful consideration of the borrower’s financial condition, the specific purpose of the loan, the primary sources of repayment and any collateral pledged to secure the loan.

Underwriting procedures address financial components based on the size or complexity of the credit. The financial components include, but are not limited to, current and projected cash flows, shock analysis and/or stress testing, and trends in appropriate balance sheet and statement of operations ratios. Collateral analysis includes a complete description of the collateral, as well as determining values, monitoring requirements, loan to value ratios, concentration risk, appraisal requirements and other information relevant to the collateral being pledged. Guarantor analysis includes liquidity and cash flow analysis based on the significance the guarantors are expected to serve as secondary repayment sources. The Bank’s underwriting standards are governed by adherence to its loan policy. The loan policy provides for specific guidelines by portfolio segment, including commercial and industrial, real estate, construction and land development, and consumer loans. Within each individual portfolio segment, permissible and impermissible loan types are explicitly outlined. Within the loan types, minimum requirements for the underwriting factors listed above are provided.

The Bank maintains a loan review department that reviews credit risk in response to both external and internal factors that potentially impact the performance of either individual loans or the overall loan portfolio. The loan review process reviews the creditworthiness of borrowers and determines compliance with the loan policy. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel.  Results of these reviews are presented to management and the Bank’s board of directors.

In connection with the PlainsCapital Merger and the FNB Transaction, the Company acquired non-covered loans both with and without evidence of credit quality deterioration since origination. The following table presents the carrying values and the outstanding balances of the non-covered PCI loans (in thousands).

	March 31,	December 31,
	2014	2013
Carrying amount	$85,396	$100,392
Outstanding balance	122,881	141,983

Changes in the accretable yield for the non-covered PCI loans were as follows (in thousands).

	Three Months Ended March 31,
	2014	2013
Balance, beginning of period	$17,601	$17,553
Additions	—	—
Increases in expected cash flows	3,475	11,996
Disposals of loans	(603)	(26)
Accretion	(2,760)	(3,277)
Balance, end of period	$17,713	$26,246

Impaired loans exhibit a clear indication that the borrower’s cash flow may not be sufficient to meet principal and interest payments, which is generally when a loan is 90 days past due unless the asset is both well secured and in the process of collection. Non-covered impaired loans include non-accrual loans, troubled debt restructurings (“TDRs”), PCI loans and partially charged-off loans.

Non-covered PCI loans are summarized by class in the following tables (in thousands). In addition to the non-covered PCI loans, there were $5.3 million and $4.1 million of additional non-covered impaired loans at March 31, 2014 and December 31, 2013, respectively.

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
March 31, 2014	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$57,302	$19,727	$12,894	$32,621	$2,716
Unsecured	11,421	1,225	—	1,225	—
Real estate:
Secured by commercial properties	41,051	12,053	17,439	29,492	450
Secured by residential properties	4,589	1,353	1,356	2,709	79
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	25,535	14,912	706	15,618	107
Consumer	7,516	3,731	—	3,731	—
	$147,447	$53,001	$32,395	$85,396	$3,352

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
December 31, 2013	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$60,309	$19,280	$16,092	$35,372	$2,705
Unsecured	11,772	240	1,204	1,444	15
Real estate:
Secured by commercial properties	49,306	20,185	16,070	36,255	339
Secured by residential properties	5,013	1,347	1,648	2,995	39
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	48,515	15,225	4,592	19,817	39
Consumer	7,946	4,509	—	4,509	—
	$182,894	$60,786	$39,606	$100,392	$3,137

Average investment in non-covered PCI loans is summarized by class in the following table (in thousands).

	Three Months Ended March 31,
	2014	2013
Commercial and industrial:
Secured	$33,997	$68,316
Unsecured	1,335	3,107
Real estate:
Secured by commercial properties	32,874	53,371
Secured by residential properties	2,852	7,413
Construction and land development:
Residential construction loans	—	354
Commercial construction loans and land development	17,718	29,266
Consumer	4,120	75
	$92,896	$161,902

Non-covered non-accrual loans, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

	March 31,	December 31,
	2014	2013
Commercial and industrial:
Secured	$14,551	$15,430
Unsecured	1,024	1,300
Real estate:
Secured by commercial properties	1,094	2,638
Secured by residential properties	2,371	398
Construction and land development:
Residential construction loans	—	—
Commercial construction loans and land development	142	112
Consumer	—	—
	$19,182	$19,878

At March 31, 2014 and December 31, 2013, non-covered non-accrual loans included non-covered PCI loans of $13.9 million and $15.8 million, respectively, for which discount accretion has been suspended because the extent and timing of cash flows from these non-covered PCI loans can no longer be reasonably estimated. In addition to the non-covered non-accrual loans in the table above, $3.7 million and $3.5 million of real estate loans secured by residential properties and classified as held for sale were in non-accrual status at March 31, 2014 and December 31, 2013, respectively.

Interest income recorded on accruing impaired loans and on non-accrual loans was $1.4 million for the three months ended March 31, 2014. Interest income recorded on accruing impaired loans and on non-accrual loans for the three months ended March 31, 2013 was nominal.

The Bank classifies loan modifications as TDRs when it concludes that it has both granted a concession to a debtor and that the debtor is experiencing financial difficulties. Loan modifications are typically structured to create affordable payments for the debtor and can be achieved in a variety of ways. The Bank modifies loans by reducing interest rates and/or lengthening loan amortization schedules. The Bank also reconfigures a single loan into two or more loans (“A/B Note”). The typical A/B Note restructure results in a “bad” loan which is charged off and a “good” loan or loans the terms of which comply with the Bank’s customary underwriting policies. The debt charged off on the “bad” loan is not forgiven to the debtor.

Information regarding TDRs granted is shown in the following tables (in thousands). At March 31, 2014, the Bank had no unadvanced commitments to borrowers whose loans have been restructured in TDRs. At December 31, 2013, the Bank had $0.5 million in such unadvanced commitments.

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Three months ended March 31, 2014	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$—	$—
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	345	345
Secured by residential properties	—	—	258	258
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	142	142
Consumer	—	—	—	—
	$—	$—	$745	$745

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Three months ended March 31, 2013	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$28	$28
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	1,236	1,236
Secured by residential properties	—	—	262	262
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	570	570
Consumer	—	—	—	—
	$—	$—	$2,096	$2,096

An analysis of the aging of the Bank’s non-covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
March 31, 2014	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$4,492	$4,914	$379	$9,785	$1,528,769	$32,621	$1,571,175	$1
Unsecured	88	1	—	89	97,598	1,225	98,912	—
Real estate:
Secured by commercial properties	205	—	—	205	1,083,444	29,492	1,113,141	—
Secured by residential properties	1,976	49	70	2,095	417,416	2,709	422,220	—
Construction and land development:
Residential construction loans	381	—	—	381	67,540	—	67,921	—
Commercial construction loans and land development	—	3,121	—	3,121	300,722	15,618	319,461	—
Consumer	240	10	1	251	50,134	3,731	54,116	1
	$7,382	$8,095	$450	$15,927	$3,545,623	$85,396	$3,646,946	$2

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2013	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$2,171	$277	$1,354	$3,802	$1,492,793	$35,372	$1,531,967	$272
Unsecured	333	9	60	402	103,453	1,444	105,299	59
Real estate:
Secured by commercial properties	192	—	132	324	1,044,437	36,255	1,081,016	—
Secured by residential properties	1,045	36	203	1,284	371,958	2,995	376,237	203
Construction and land development:
Residential construction loans	415	—	—	415	64,664	—	65,079	—
Commercial construction loans and land development	41	881	112	1,034	278,621	19,817	299,472	—
Consumer	201	60	—	261	50,806	4,509	55,576	—
	$4,398	$1,263	$1,861	$7,522	$3,406,732	$100,392	$3,514,646	$534

Management tracks credit quality trends on a quarterly basis related to: (i) past due levels, (ii) non-performing asset levels, (iii) classified loan levels, (iv) net charge-offs, and (v) general economic conditions in the state and local markets.

The Bank utilizes a risk grading matrix to assign a risk grade to each of the loans in its portfolio. A risk rating is assigned based on an assessment of the borrower’s management, collateral position, financial capacity, and economic factors. The general characteristics of the various risk grades are described below.

Pass — “Pass” loans present a range of acceptable risks to the Bank. Loans that would be considered virtually risk-free are rated Pass — low risk.  Loans that exhibit sound standards based on the grading factors above and present a reasonable risk to the Bank are rated Pass — normal risk.  Loans that exhibit a minor weakness in one or more of the grading criteria but still present an acceptable risk to the Bank are rated Pass — high risk.

Special Mention — “Special Mention” loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in a deterioration of the repayment prospects for the loans and weaken the Bank’s credit position at some future date. Special Mention loans are not adversely classified and do not expose the Bank to sufficient risk to require adverse classification.

Substandard — “Substandard” loans are inadequately protected by the current sound worth and paying capacity of the obligor or the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Many substandard loans are considered impaired.

PCI — “PCI” loans exhibited evidence of credit deterioration at acquisition that made it probable that all contractually required principal payments would not be collected.

The following tables present the internal risk grades of non-covered loans, as previously described, in the portfolio by class (in thousands).

March 31, 2014	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,474,358	$29,114	$35,082	$32,621	$1,571,175
Unsecured	97,512	8	167	1,225	98,912
Real estate:
Secured by commercial properties	1,076,039	5,835	1,775	29,492	1,113,141
Secured by residential properties	413,626	—	5,885	2,709	422,220
Construction and land development:
Residential construction loans	67,921	—	—	—	67,921
Commercial construction loans and land development	299,760	280	3,803	15,618	319,461
Consumer	50,348	—	37	3,731	54,116
	$3,479,564	$35,237	$46,749	$85,396	$3,646,946

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,450,734	$16,840	$29,021	$35,372	$1,531,967
Unsecured	103,674	12	169	1,444	105,299
Real estate:
Secured by commercial properties	1,038,930	4,436	1,395	36,255	1,081,016
Secured by residential properties	367,758	—	5,484	2,995	376,237
Construction and land development:
Residential construction loans	65,079	—	—	—	65,079
Commercial construction loans and land development	275,808	3,384	463	19,817	299,472
Consumer	51,052	1	14	4,509	55,576
	$3,353,035	$24,673	$36,546	$100,392	$3,514,646

The allowance for loan losses is a reserve established through a provision for loan losses charged to expense, which represents management’s best estimate of probable losses inherent in the existing portfolio of loans. Management has responsibility for determining the level of the allowance for loan losses, subject to review by the Audit Committee of the Company’s Board of Directors and the Loan Review Committee of the Bank’s board of directors.

It is management’s responsibility at the end of each quarter, or more frequently as deemed necessary, to analyze the level of the allowance for loan losses to ensure that it is appropriate for the estimated credit losses in the portfolio consistent with the Interagency Policy Statement on the Allowance for Loan and Lease Losses and the Receivables and Contingencies Topics of the ASC. Estimated credit losses are the probable current amount of loans that the Company will be unable to collect given facts and circumstances as of the evaluation date. When management determines that a loan or portion thereof is uncollectible, the loan, or portion thereof, is charged off against the allowance for loan losses. Any subsequent recovery of charged-off loans is added back to the allowance for loan losses. The Bank’s loan portfolio is designated into two populations: acquired loans and originated loans. The allowance for loan losses is calculated separately for acquired and originated loans.

Originated Loans

The Company has developed a methodology that seeks to determine an allowance within the scope of the Receivables and Contingencies Topics of the ASC. Each of the loans that has been determined to be impaired is within the scope of the Receivables Topic. Impaired loans that are equal to or greater than $0.5 million are individually evaluated for impairment using one of three impairment measurement methods as of the evaluation date: (1) the present value of expected future discounted cash flows on the loan, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. Specific reserves are provided in the estimate of the allowance based on the measurement of impairment under these three methods, except for collateral dependent loans, which require the fair value method. All non-impaired loans are within the scope of the Contingencies Topic. Estimates of loss for the Contingencies Topic are calculated based on historical loss experience by loan portfolio segment adjusted for changes in trends, conditions, and other relevant factors that affect repayment of loans as of the evaluation date. While historical loss experience provides a reasonable starting point for the analysis, historical losses, or recent trends in losses, are not the sole basis upon which to determine the appropriate level for the allowance for loan losses. Management considers recent qualitative or environmental factors that are likely to cause estimated credit losses associated with the existing portfolio to differ from historical loss experience, including but not limited to: changes in lending policies and procedures; changes in underwriting standards; changes in economic and business conditions and developments that affect the collectability of the portfolio; the condition of various market segments; changes in the nature and volume of the portfolio and in the terms of loans; changes in lending management and staff; changes in the volume and severity of past due loans, the volume of non-accrual loans, and the volume and severity of adversely classified or graded loans; changes in the loan review system; changes in the value of underlying collateral for collateral-dependent loans; and any concentrations of credit and changes in the level of such concentrations.

The loan review program is designed to identify and monitor problem loans by maintaining a credit grading process, requiring that timely and appropriate changes be made to reviewed loans and coordinating the delivery of the information necessary to assess the appropriateness of the allowance for loan losses. Loans are evaluated for impaired status when: (i) payments on the loan are delayed, typically by 90 days or more (unless the loan is both well secured and in the process of collection), (ii) the loan becomes classified, (iii) the loan is being reviewed in the normal course of the loan review scope, or (iv) the loan is identified by the servicing officer as a problem.

Homogeneous loans, such as consumer installment loans, residential mortgage loans and home equity loans, are not individually reviewed and are generally risk graded at the same levels. The risk grade and reserves are established for each homogeneous pool of loans based on the expected net charge-offs from current trends in delinquencies, losses or historical experience and general economic conditions. At March 31, 2014 and December 31, 2013, there were no material delinquencies in these types of loans.

Acquired Loans

Loans acquired in a business combination are recorded at their estimated fair value on their purchase date and with no carryover of the related allowance for loan losses. Loans without evidence of credit impairment at acquisition are subsequently evaluated for any required allowance at each reporting date. An allowance for loan losses is calculated using a methodology similar to that described above for originated loans. The allowance as determined for each loan collateral type is compared to the remaining fair value discount for that loan collateral type. If greater, the excess is recognized as an addition to the allowance through a provision for loan losses. If less than the discount, no additional allowance is recorded. Charge-offs and losses first reduce any remaining fair value discount for the loan and once the discount is depleted, losses are applied against the allowance established for that loan.

PCI loans acquired in the PlainsCapital Merger are accounted for on an individual loan basis, while PCI loans acquired in the FNB Transaction are accounted for both in pools and at the individual loan level. Cash flows expected to be collected are recast quarterly for each loan or pool. These evaluations require the continued use and updating of key assumptions and estimates such as default rates, loss severity given default and prepayment speed assumptions, similar to those used for the initial fair value estimate. Management judgment must be applied in developing these assumptions. If expected cash flows for a loan or pool decreases, an increase in the allowance for loan losses is made through a charge to the provision for loan losses. If expected cash flows for a loan or pool increase, any previously established allowance for loan losses is reversed and any remaining difference increases the accretable yield which will be taken into income over the remaining life of the loan.

The allowance is subject to regulatory examinations and determinations as to appropriateness, which may take into account such factors as the methodology used to calculate the allowance and the size of the allowance.

Changes in the allowance for non-covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
Three months ended March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$16,865	$8,331	$7,957	$88	$33,241
Provision charged to operations	(57)	1,319	17	109	1,388
Loans charged off	(807)	—	—	(74)	(881)
Recoveries on charged off loans	725	32	122	18	897
Balance, end of period	$16,726	$9,682	$8,096	$141	$34,645

	Commercial and		Construction and
Three months ended March 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$1,845	$977	$582	$5	$3,409
Provision charged to operations	6,911	2,437	3,597	60	13,005
Loans charged off	(438)	(31)	—	(56)	(525)
Recoveries on charged off loans	494	139	107	8	748
Balance, end of period	$8,812	$3,522	$4,286	$17	$16,637

The non-covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$1,930	$2,399	$142	$—	$4,471
Loans collectively evaluated for impairment	1,634,311	1,500,761	371,622	50,385	3,557,079
PCI Loans	33,846	32,201	15,618	3,731	85,396
	$1,670,087	$1,535,361	$387,382	$54,116	$3,646,946

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$2,273	$373	$112	$—	$2,758
Loans collectively evaluated for impairment	1,598,177	1,417,630	344,622	51,067	3,411,496
PCI Loans	36,816	39,250	19,817	4,509	100,392
	$1,637,266	$1,457,253	$364,551	$55,576	$3,514,646

The allowance for non-covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,589	9,153	7,989	141	30,872
PCI Loans	2,716	529	107	—	3,352
	$16,726	$9,682	$8,096	$141	$34,645

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,724	7,953	7,918	88	29,683
PCI Loans	2,720	378	39	—	3,137
	$16,865	$8,331	$7,957	$88	$33,241

5. Non-Covered Loans and Allowance for Non-Covered Loan Losses

Non-covered loans refer to loans not covered by the FDIC loss-share agreements. The non-covered loan portfolio at December 31, 2013 includes loans acquired as a part of the FNB Transaction totaling $53.4 million, of which $7.2 million are categorized as non-covered PCI loans. Covered loans are discussed in Note 6 to the consolidated financial statements. Non-covered loans summarized by portfolio segment are as follows (in thousands).

	December 31,
	2013	2012
Commercial and industrial	$1,637,266	$1,660,293
Real estate	1,457,253	1,184,914
Construction and land development	364,551	280,483
Consumer	55,576	26,706
	3,514,646	3,152,396
Allowance for non-covered loan losses	(33,241)	(3,409)
Total non-covered loans, net of allowance	$3,481,405	$3,148,987

The Bank has lending policies in place with the goal of establishing an asset portfolio that will provide a return on stockholders’ equity sufficient to maintain capital to assets ratios that meet or exceed established regulations. Loans are underwritten with careful consideration of the borrower’s financial condition, the specific purpose of the loan, the primary sources of repayment and any collateral pledged to secure the loan.

Underwriting procedures address financial components based on the size or complexity of the credit. The financial components include, but are not limited to, current and projected cash flows, shock analysis and/or stress testing, and trends in appropriate balance sheet and statement of operations ratios. Collateral analysis includes a complete description of the collateral, as well as determining values, monitoring requirements, loan to value ratios, concentration risk, appraisal requirements and other information relevant to the collateral being pledged. Guarantor analysis includes liquidity and cash flow analysis based on the significance the guarantors are expected to serve as secondary repayment sources. The Bank’s underwriting standards are governed by adherence to its loan policy. The loan policy provides for specific guidelines by portfolio segment, including commercial and industrial, real estate, construction and land development, and consumer loans. Within each individual portfolio segment, permissible and impermissible loan types are explicitly outlined. Within the loan types, minimum requirements for the underwriting factors listed above are provided.

The Bank maintains a loan review department that reviews credit risk in response to both external and internal factors that potentially impact the performance of either individual loans or the overall loan portfolio. The loan review process reviews the creditworthiness of borrowers and determines compliance with the loan policy. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel.  Results of these reviews are presented to management and the Bank’s Board of Directors.

In connection with the PlainsCapital Merger and the FNB Transaction, the Company acquired non-covered loans both with and without evidence of credit quality deterioration since origination. The following table presents the carrying values and the outstanding balances of the non-covered PCI loans (in thousands).

	December 31,
	2013	2012
Carrying amount	$100,392	$166,780
Outstanding balance	141,983	222,674

Changes in the accretable yield for the non-covered PCI loans were as follows (in thousands).

	Year Ended	Month Ended
	December 31, 2013	December 31, 2012
Balance, beginning of period	$17,553	$18,427
Additions	622	—
Increases in expected cash flows	18,793	—
Disposals of loans	(3,692)	(22)
Accretion	(15,675)	(852)
Balance, end of period	$17,601	$17,553

Impaired loans exhibit a clear indication that the borrower’s cash flow may not be sufficient to meet principal and interest payments, which is generally when a loan is 90 days past due unless the asset is both well secured and in the process of collection. Non-covered impaired loans include non-accrual loans, troubled debt restructurings (“TDRs”), PCI loans and partially charged-off loans.

Non-covered PCI loans are summarized by class in the following tables (in thousands). In addition to the non-covered PCI loans, there were $4.1 million of additional non-covered impaired loans at December 31, 2013. There were no impaired loans at December 31, 2012 other than PCI loans.

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
December 31, 2013	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$60,309	$19,280	$16,092	$35,372	$2,705
Unsecured	11,772	240	1,204	1,444	15
Real estate:
Secured by commercial properties	49,306	20,185	16,070	36,255	339
Secured by residential properties	5,013	1,347	1,648	2,995	39
Construction and land development:
Residential construction loans	33	—	—	—	—
Commercial construction loans and land development	48,515	15,225	4,592	19,817	39
Consumer	7,946	4,509	—	4,509	—
	$182,894	$60,786	$39,606	$100,392	$3,137

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded
December 31, 2012	Principal Balance	No Allowance	Allowance	Investment
Commercial and industrial:
Secured	$102,642	$67,967	$—	$67,967
Unsecured	17,133	3,419	—	3,419
Real estate:
Secured by commercial properties	70,284	55,519	—	55,519
Secured by residential properties	10,164	6,728	—	6,728
Construction and land development:
Residential construction loans	1,137	708	—	708
Commercial construction loans and land development	60,425	32,362	—	32,362
Consumer	92	77	—	77
	$261,877	$166,780	$—	$166,780

Average investment in non-covered PCI loans for the year ended December 31, 2013 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$51,670
Unsecured	2,432
Real estate:
Secured by commercial properties	45,887
Secured by residential properties	4,862
Construction and land development:
Residential construction loans	354
Commercial construction loans and land development	26,090
Consumer	2,293
$133,588

Non-covered non-accrual loans at December 31, 2013, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$15,430
Unsecured	1,300
Real estate:
Secured by commercial properties	2,638
Secured by residential properties	398
Construction and land development:
Residential construction loans	—
Commercial construction loans and land development	112
Consumer	—
$19,878

At December 31, 2013, non-covered non-accrual loans included non-covered PCI loans of $15.8 million for which discount accretion has been suspended because the extent and timing of cash flows from these non-covered PCI loans can no longer be reasonably estimated. All non-covered PCI loans at December 31, 2012 were considered to be performing due to the application of the accretion method. In addition to the non-covered non-accrual loans in the table above, $3.5 million and $1.8 million of real estate loans secured by residential properties and classified as held for sale were in non-accrual status at December 31, 2013 and 2012, respectively.

Interest income recorded on accruing impaired loans was $17.7 million and $0.9 million for the year ended December 31, 2013 and the month ended December 31, 2012, respectively. Interest income recorded on non-accrual loans in 2013 and 2012 was nominal.

The Bank classifies loan modifications as TDRs when it concludes that it has both granted a concession to a debtor and that the debtor is experiencing financial difficulties. Loan modifications are typically structured to create affordable payments for the debtor and can be achieved in a variety of ways. The Bank modifies loans by reducing interest rates and/or lengthening loan amortization schedules. The Bank also reconfigures a single loan into two or more loans (“A/B Note”). The typical A/B Note restructure results in a “bad” loan which is charged off and a “good” loan or loans the terms of which comply with the Bank’s customary underwriting policies. The debt charged off on the “bad” loan is not forgiven to the debtor.

Information regarding TDRs granted is shown in the following table (in thousands). All TDRs granted relate to non-covered PCI loans. There were no TDRs granted during the month ended December 31, 2012. At December 31, 2013, the Bank had $0.5 million in unadvanced commitments to borrowers whose loans have been restructured in TDRs.

	Recorded Investment in Loans Modified by
		Interest Rate	Payment Term	Total
Year ended December 31, 2013	A/B Note	Adjustment	Extension	Modification
Commercial and industrial:
Secured	$—	$—	$10,390	$10,390
Unsecured	—	—	—	—
Real estate:
Secured by commercial properties	—	—	279	279
Secured by residential properties	—	—	777	777
Construction and land development:
Residential construction loans	—	—	—	—
Commercial construction loans and land development	—	—	—	—
Consumer	—	—	—	—
	$—	$—	$11,446	$11,446

An analysis of the aging of the Bank’s non-covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2013	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$2,171	$277	$1,354	$3,802	$1,492,793	$35,372	$1,531,967	$272
Unsecured	333	9	60	402	103,453	1,444	105,299	59
Real estate:
Secured by commercial properties	192	—	132	324	1,044,437	36,255	1,081,016	—
Secured by residential properties	1,045	36	203	1,284	371,958	2,995	376,237	203
Construction and land development:
Residential construction loans	415	—	—	415	64,664	—	65,079	—
Commercial construction loans and land development	41	881	112	1,034	278,621	19,817	299,472	—
Consumer	201	60	—	261	50,806	4,509	55,576	—
	$4,398	$1,263	$1,861	$7,522	$3,406,732	$100,392	$3,514,646	$534

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2012	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$7,844	$348	$2,131	$10,323	$1,473,242	$67,967	$1,551,532	$2,000
Unsecured	3	—	—	3	105,339	3,419	108,761	—
Real estate:
Secured by commercial properties	714	—	—	714	868,070	55,519	924,303	—
Secured by residential properties	755	101	—	856	253,027	6,728	260,611	—
Construction and land development:
Residential construction loans	—	—	—	—	47,461	708	48,169	—
Commercial construction loans and land development	63	—	—	63	199,889	32,362	232,314	—
Consumer	84	—	—	84	26,545	77	26,706	—
	$9,463	$449	$2,131	$12,043	$2,973,573	$166,780	$3,152,396	$2,000

Management tracks credit quality trends on a quarterly basis related to: (i) past due levels, (ii) non-performing asset levels, (iii) classified loan levels, (iv) net charge-offs, and (v) general economic conditions in the state and local markets.

The Bank utilizes a risk grading matrix to assign a risk grade to each of the loans in its portfolio. A risk rating is assigned based on an assessment of the borrower’s management, collateral position, financial capacity, and economic factors. The general characteristics of the various risk grades are described below.

Pass — “Pass” loans present a range of acceptable risks to the Bank. Loans that would be considered virtually risk-free are rated Pass — low risk.  Loans that exhibit sound standards based on the grading factors above and present a reasonable risk to the Bank are rated Pass — normal risk.  Loans that exhibit a minor weakness in one or more of the grading criteria but still present an acceptable risk to the Bank are rated Pass — high risk.

Special Mention — “Special Mention” loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in a deterioration of the repayment prospects for the loans and weaken the Bank’s credit position at some future date. Special Mention loans are not adversely classified and do not expose the Bank to sufficient risk to require adverse classification.

Substandard — “Substandard” loans are inadequately protected by the current sound worth and paying capacity of the obligor or the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Many substandard loans are considered impaired.

PCI — “PCI” loans exhibited evidence of credit deterioration at acquisition that made it probable that all contractually required principal payments would not be collected.

The following tables present the internal risk grades of non-covered loans, as previously described, in the portfolio by class (in thousands).

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,450,734	$16,840	$29,021	$35,372	$1,531,967
Unsecured	103,674	12	169	1,444	105,299
Real estate:
Secured by commercial properties	1,038,930	4,436	1,395	36,255	1,081,016
Secured by residential properties	367,758	—	5,484	2,995	376,237
Construction and land development:
Residential construction loans	65,079	—	—	—	65,079
Commercial construction loans and land development	275,808	3,384	463	19,817	299,472
Consumer	51,052	1	14	4,509	55,576
	$3,353,035	$24,673	$36,546	$100,392	$3,514,646

December 31, 2012	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$1,476,420	$2,515	$4,630	$67,967	$1,551,532
Unsecured	105,142	200	—	3,419	108,761
Real estate:
Secured by commercial properties	868,784	—	—	55,519	924,303
Secured by residential properties	253,883	—	—	6,728	260,611
Construction and land development:
Residential construction loans	47,461	—	—	708	48,169
Commercial construction loans and land development	199,952	—	—	32,362	232,314
Consumer	26,629	—	—	77	26,706
	$2,978,271	$2,715	$4,630	$166,780	$3,152,396

The allowance for loan losses is a reserve established through a provision for loan losses charged to expense, which represents management’s best estimate of probable losses inherent in the existing portfolio of loans. Management has responsibility for determining the level of the allowance for loan losses, subject to review by the Audit Committee of the Company’s board of directors and the Loan Review Committee of the Bank’s board of directors.

It is management’s responsibility at the end of each quarter, or more frequently as deemed necessary, to analyze the level of the allowance for loan losses to ensure that it is appropriate for the estimated credit losses in the portfolio consistent with the Interagency Policy Statement on the Allowance for Loan and Lease Losses and the Receivables and Contingencies Topics of the ASC. Estimated credit losses are the probable current amount of loans that the Company will be unable to collect given facts and circumstances as of the evaluation date. When management determines that a loan or portion thereof is uncollectible, the loan, or portion thereof, is charged off against the allowance for loan losses. Any subsequent recovery of charged-off loans is added back to the allowance for loan losses. Commencing with the PlainsCapital Merger on November 30, 2012, the Bank’s loan portfolio is designated into two populations: acquired loans and originated loans. The allowance for loan losses is calculated separately for the acquired and originated loans.

Originated Loans

The Company has developed a methodology that seeks to determine an allowance within the scope of the Receivables and Contingencies Topics of the ASC. Each of the loans that has been determined to be impaired is within the scope of the Receivables Topic. Impaired loans that are equal to or greater than $0.5 million are individually evaluated for impairment using one of three impairment measurement methods as of the evaluation date: (1) the present value of expected future discounted cash flows on the loan, (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. Specific reserves are provided in the estimate of the allowance based on the measurement of impairment under these three methods, except for collateral dependent loans, which require the fair value method. All non-impaired loans are within the scope of the Contingencies Topic. Estimates of loss for the Contingencies Topic are calculated based on historical loss experience by loan portfolio segment adjusted for changes in trends, conditions, and other relevant factors that affect repayment of loans as of the evaluation date. While historical loss experience provides a reasonable starting point for the analysis, historical losses, or recent trends in losses, are not the sole basis upon which to determine the appropriate level for the allowance for loan losses. Management considers recent qualitative or environmental factors that are likely to cause estimated credit losses associated with the existing portfolio to differ from historical loss experience, including but not limited to: changes in lending policies and procedures; changes in underwriting standards; changes in economic and business conditions and developments that affect the collectability of the portfolio; the condition of various market segments; changes in the nature and volume of the portfolio and in the terms of loans; changes in lending management and staff; changes in the volume and severity of past due loans, the volume of non-accrual loans, and the volume and severity of adversely classified or graded loans; changes in the loan review system; changes in the value of underlying collateral for collateral-dependent loans; and any concentrations of credit and changes in the level of such concentrations.

The loan review program is designed to identify and monitor problem loans by maintaining a credit grading process, requiring that timely and appropriate changes be made to reviewed loans and coordinating the delivery of the information necessary to assess the appropriateness of the allowance for loan losses. Loans are evaluated for impaired status when: (i) payments on the loan are delayed, typically by 90 days or more (unless the loan is both well secured and in the process of collection), (ii) the loan becomes classified, (iii) the loan is being reviewed in the normal course of the loan review scope, or (iv) the loan is identified by the servicing officer as a problem.

Homogeneous loans, such as consumer installment loans, residential mortgage loans and home equity loans, are not individually reviewed and are generally risk graded at the same levels. The risk grade and reserves are established for each homogeneous pool of loans based on the expected net charge-offs from current trends in delinquencies, losses or historical experience and general economic conditions. At December 31, 2013 and 2012, there were no material delinquencies in these types of loans.

Acquired Loans

Loans acquired in a business combination are recorded at their estimated fair value on their purchase date and with no carryover of the related allowance for loan losses. Loans without evidence of credit impairment at acquisition are subsequently evaluated for any required allowance at each reporting date. An allowance for loan losses is calculated using a methodology similar to that described above for originated loans. The allowance as determined for each loan collateral type is compared to the remaining fair value discount for that loan collateral type. If greater, the excess is recognized as an addition to the allowance through a provision for loan losses. If less than the discount, no additional allowance is recorded. Charge-offs and losses first reduce any remaining fair value discount for the loan and once the discount is depleted, losses are applied against the allowance established for that loan.

PCI loans acquired in the PlainsCapital Merger are accounted for on an individual loan basis, while PCI loans acquired in the FNB Transaction are accounted for both in pools and at the individual loan level. Cash flows expected to be collected are recast quarterly for each loan or pool. These evaluations require the continued use and updating of key assumptions and estimates such as default rates, loss severity given default and prepayment speed assumptions, similar to those used for the initial fair value estimate. Management judgment must be applied in developing these assumptions. If expected cash flows for a loan or pool decreases, an increase in the allowance for loan losses is made through a charge to the provision for loan losses. If expected cash flows for a loan or pool increase, any previously established allowance for loan losses is reversed and any remaining difference increases the accretable yield which will be taken into income over the remaining life of the loan.

The allowance is subject to regulatory examinations and determinations as to appropriateness, which may take into account such factors as the methodology used to calculate the allowance and the size of the allowance.

Changes in the allowance for non-covered loan losses, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
Year ended December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$1,845	$977	$582	$5	$3,409
Provision charged to operations	20,940	7,281	7,634	238	36,093
Loans charged off	(9,359)	(209)	(524)	(216)	(10,308)
Recoveries on charged off loans	3,439	282	265	61	4,047
Balance, end of period	$16,865	$8,331	$7,957	$88	$33,241

	Commercial and		Construction and
Month ended December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$—	$—	$—	$—	$—
Provision charged to operations	2,236	977	582	5	3,800
Loans charged off	(391)	—	—	—	(391)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,845	$977	$582	$5	$3,409

The non-covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$2,273	$373	$112	$—	$2,758
Loans collectively evaluated for impairment	1,598,177	1,417,630	344,622	51,067	3,411,496
PCI Loans	36,816	39,250	19,817	4,509	100,392
	$1,637,266	$1,457,253	$364,551	$55,576	$3,514,646

	Commercial and		Construction and
December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	1,588,907	1,122,667	247,413	26,629	2,985,616
PCI Loans	71,386	62,247	33,070	77	166,780
	$1,660,293	$1,184,914	$280,483	$26,706	$3,152,396

The allowance for non-covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$421	$—	$—	$—	$421
Loans collectively evaluated for impairment	13,724	7,953	7,918	88	29,683
PCI Loans	2,720	378	39	—	3,137
	$16,865	$8,331	$7,957	$88	$33,241

	Commercial and		Construction and
December 31, 2012	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	1,845	977	582	5	3,409
PCI Loans	—		—	—	—
	$1,845	$977	$582	$5	$3,409